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                                  CERTIFICATION




Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Berger Investment Portfolio Trust (the "Registrant"). Registrant's 1933 Act No. is 33-69460 and Registrant's 1940 Act No. is 811-08046.

         2. There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in the Post-Effective Amendment No. 47 ("PEA No. 47") on September 27, 2001, pursuant to Rule 485(b) of the 1933 Act, which became effective September 28, 2001, for the following fund:

                           Berger Large Cap Value Fund

         3.       The text of PEA No. 47 has been filed electronically.

DATED:  October 2, 2001

                                           Berger Investment Portfolio Trust

                                           /s/  Anthony R. Bosch

                                           By:  Anthony R. Bosch
                                           Vice President